Financial assets and other receivables - Cash and cash equivalents and Restricted cash (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Oct. 30, 2021 USD ($)	Oct. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 USD ($)	[1]
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 114,391			$ 102,714
Current - Non Current restricted cash presented as Cash	2,272			28,843
Total	116,663			131,557	$ 123,175		$ 216,647
Restricted cash	2,272
Amount of funds released out of escrow deposits		$ 3,494	€ 3,000
Norway
Disclosure of financial assets [line items]
Current - Non Current restricted cash presented as Cash	1,497
Dow Corning Corporation [Member]
Disclosure of financial assets [line items]
Current - Non Current restricted cash presented as Cash	51,956
Escrow: Hydro sale
Disclosure of financial assets [line items]
Current - Non Current restricted cash presented as Cash	2,272			6,136
Restricted cash	$ 2,272			6,136
ABL
Disclosure of financial assets [line items]
Current - Non Current restricted cash presented as Cash				22,500
Others
Disclosure of financial assets [line items]
Current - Non Current restricted cash presented as Cash				$ 207

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.